Supplemental Cash Flow Information and Non-Cash Activity	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information and Non-Cash Activity
Supplemental Cash Flow Information and Non-Cash Activity
Supplemental disclosure of cash flow information follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Cash paid during the period for:
Interest	$5,731	$14,181	$15,691
Income taxes	3,260	7,030	4,474
Non-cash items from investing and financing activities:
Purchase of computer equipment financed through capital leases	3,297	—	—
Leasehold improvement paid by landlord	—	—	955
Issuance of stock in bond exchange	—	—	10,741
Transfer of inventory to property, plant and equipment	—	—	17,662	(a)
Investment in multi-client data library financed through trade payables	4,956	9,059	—

(a)
This transfer of $17.7 million of inventory to property, plant, equipment and seismic rental equipment in December 2016, relates to ocean bottom seismic equipment manufactured by the Company to be deployed in the acquisition of ocean bottom seismic data.